Guarantee Deposits - Summary of Guarantee Deposits (Detail) $ in Millions, $ in Millions	Dec. 31, 2018 TWD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 TWD ($)
Guarantee deposits [abstract]
Capacity guarantee	$ 9,289.6		$ 13,346.6
Receivables guarantee	653.7		2,427.5
Others	245.7		306.5
Guarantee deposits	10,189.0		16,080.6
Current portion (classified under accrued expenses and other current liabilities)	6,835.7		8,493.8
Noncurrent portion	3,353.3	$ 109.6	7,586.8
Guarantee deposits	$ 10,189.0		$ 16,080.6